Supplement to the
Fidelity® Municipal Income 2019 Fund
Class A and Class I
August 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AM19-SUM-16-01 1.9880481.100	December 1, 2016

Supplement to the
Fidelity® Municipal Income 2019 Fund
August 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

M19-SUM-16-01 1.9880484.100	December 1, 2016